UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08747

DIVIDEND AND INCOME FUND
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

Russell L. Kamerman, Esq.
Dividend and Income Fund
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-785-0900

Date of fiscal year end:   December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments

	DIVIDEND AND INCOME FUND
	(the "Fund")
	SCHEDULE OF PORTFOLIO INVESTMENTS
	September 30, 2017
	(Unaudited)

Shares		Value
	Common Stocks (88.97%)
	Apparel and Accessory Stores (1.69%)
40,000	The GAP, Inc.	$ 1,181,200
65,000	Hanesbrands Inc.	1,601,600
		2,782,800

	Apparel and other Finished Products Made from Fabrics and Similar Materials (1.45%)
24,300	Carter's, Inc.	2,399,625

	Automotive Dealers and Gasoline Service Stations (1.67%)
80,000	Copart, Inc. (a)	2,749,600

	Building Materials, Hardware, Garden Supply, and Mobile Home Dealers (2.74%)
17,000	The Home Depot, Inc.	2,780,520
27,500	Tractor Supply Company	1,740,475
		4,520,995

	Business Services (5.95%)
20,000	Accenture plc	2,701,400
44,000	DST Systems, Inc.	2,414,720
9,200	Omnicom Group Inc.	681,444
45,000	Oracle Corporation	2,175,750
36,700	Robert Half International Inc.	1,847,478
		9,820,792

	Chemical and Allied Products (8.14%)
13,500	Amgen Inc.	2,517,075
40,000	DowDuPont Inc.	2,769,200
28,000	Gilead Sciences, Inc.	2,268,560
23,500	Hexcel Corporation	1,349,370
27,500	LyondellBasell Industries N.V. Class A	2,723,875
15,000	Monsanto Company	1,797,300
		13,425,380

	Communications (2.25%)
15,000	The Walt Disney Company	1,478,550
45,000	Verizon Communications Inc.	2,227,050
		3,705,600

	Depository Institutions (1.95%)
20,200	Capital One Financial Corporation	1,710,132
60,000	Westpac Banking Corporation	1,513,200
		3,223,332

	Educational Services (0.96%)
17,500	Grand Canyon Education, Inc. (a)	1,589,350

	Electronic and Other Electrical Equipment and Components, except Computer Equipment (6.35%)
65,000	Intel Corporation	2,475,200
25,000	Methode Electronics, Inc.	1,058,750
20,000	QUALCOMM, Incorporated	1,036,800
27,000	Skyworks Solutions, Inc.	2,751,300
40,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,502,000
18,500	Texas Instruments Incorporated	1,658,340
		10,482,390

	Fabricated Metal Products, except Machinery and Transportation Equipment (1.35%)
43,000	Sturm, Ruger & Company, Inc.	2,223,100

	Food Stores (0.97%)
80,000	The Kroger Co.	1,604,800

	General Merchandise Stores (2.70%)
20,600	Dollar General Corporation	1,669,630
35,650	Wal-Mart Stores, Inc.	2,785,691
		4,455,321

	Health Services (1.28%)
14,000	Laboratory Corporation of America Holdings (a)	2,113,580

	Holding and other Investment Offices (1.65%)
22,000	InterDigital, Inc.	1,622,500
45,000	Tanger Factory Outlet Centers, Inc.	1,098,900
		2,721,400

	Home Furniture, Furnishings, and Equipment Stores (1.24%)
41,000	Williams-Sonoma, Inc.	2,044,260

	Hotels, Rooming Houses, Camps, and Other Lodging Places (1.92%)
30,000	Wyndham Worldwide Corporation	3,162,300

	Industrial and Commercial Machinery and Computer Equipment (4.32%)
20,500	Apple Inc.	3,159,460
18,000	Eaton Corporation plc	1,382,220
14,000	Lam Research Corporation	2,590,560
		7,132,240

	Insurance Carriers (3.11%)
50,000	Assured Guaranty Ltd.	1,887,500
65,000	First American Financial Corporation	3,248,050
		5,135,550

	Measuring, Analyzing, and Controlling Instruments; Photographic, Medical and Optical Goods; Watches and Clocks (1.12%)
17,400	KLA-Tencor Corporation	1,844,400

	Miscellaneous Repair Services (0%)
756	Aquilex Holdings LLC Units (a) (b)	0

	Miscellaneous Retail (1.26%)
26,764	Dick's Sporting Goods, Inc.	722,896
20,400	Signet Jewelers Limited	1,357,620
		2,080,516

	Non-Depository Credit Institutions (5.35%)
24,000	American Express Company	2,171,040
11,500	Credit Acceptance Corporation (a)	3,221,955
22,000	Discover Financial Services	1,418,560
65,000	Synchrony Financial	2,018,250
		8,829,805

	Oil & Gas Extraction (1.31%)
200,000	Transocean Ltd. (a)	2,152,000

	Petroleum Refining and Related Industries (0.88%)
13,998	Andeavor	1,443,894

	Printing, Publishing, and Allied Industries (1.19%)
27,000	Deluxe Corporation	1,969,920

	Real Estate (0.74%)
30,724	HFF, Inc.	1,215,441

	Security and Commodity Brokers, Dealers, Exchanges, and Services (8.78%)
9,600	Ameriprise Financial Inc.	1,425,696
65,000	Cohen & Steers, Inc.	2,566,850
81,000	Federated Investors, Inc.	2,405,700
71,000	GAMCO Investors, Inc.	2,112,960
37,000	Invesco Ltd.	1,296,480
41,500	Lazard Ltd.	1,876,630
30,900	T. Rowe Price Group, Inc.	2,801,085
		14,485,401

	Tobacco Products (1.88%)
28,000	Philip Morris International, Inc.	3,108,280

	Transportation by Air (3.46%)
27,000	Alaska Air Group, Inc.	2,059,290
15,371	Allegiant Travel Company	2,024,361
29,000	Southwest Airlines Co.	1,623,420
		5,707,071

	Transportation Equipment (7.76%)
160,000	Ford Motor Company	1,915,200
41,500	General Motors Company	1,675,770
13,500	Honeywell International Inc.	1,913,490
4,700	Huntington Ingalls Industries, Inc.	1,064,268
7,000	Lear Corporation	1,211,560
53,000	Magna International Inc.	2,829,140
20,900	Polaris Industries Inc.	2,186,767
		12,796,195

	Wholesale Trade - Durable Goods (1.61%)
32,000	TE Connectivity Ltd.	2,657,920

	Wholesale Trade - Nondurable Goods (1.94%)
13,500	AmerisourceBergen Corporation	1,117,125
31,000	Cardinal Health, Inc.	2,074,520
		3,191,645

	Total common stocks (Cost $126,585,683)	146,774,903

Principal
Amount
	Corporate Bonds and Notes (0.32%)
	Electric Services (0.32%)
470,886	Elwood Energy LLC, 8.159%, 7/5/26 (Cost $490,472)	529,747

Shares
	Reorganization Interests (0%)
813,527	Penson Technologies LLC Units (a) (b) (Cost $ 0)	0

	Master Limited Partnerships (2.43%)
	Electric, Gas, and Sanitary Services (1.29%)
40,000	Enterprise Products Partners LP Units	1,042,800
24,400	Spectra Energy Partners, LP	1,082,872
		2,125,672

	Mining And Quarrying of Nonmetallic Minerals, Except Fuels (1.14%)
75,268	Ciner Resources LP	1,885,463

	Total master limited partnerships (Cost $3,547,416)	4,011,135

	Preferred Stocks (3.35%)
	Communications (0.21%)
17,500	Frontier Communications Corp., Series A, 11.125%	336,700

	Holding and other Investment Offices (2.57%)
78,865	Annaly Capital Management, Inc., 7.625% Series C	1,988,975
30,809	Annaly Capital Management, Inc., 7.625% Series E	785,013
25000	Armour Residential REIT, Inc., 7.875% Series B	625,000
7,500	Public Storage Depositary Shares, 4.95% Series D	188,925
26,168	Public Storage Depositary Shares, 4.90% Series E	651,583
		4,239,496

	Water Transportation (0.57%)
39,152	Seaspan Corporation Series G 8.20%	947,479

	Total preferred stocks (Cost $5,021,302)	5,523,675

	Money Market Fund (4.94%)
8,144,533	State Street Institutional U.S. Government Money Market Fund, Administration Class shares, 7 day annualized yield 0.67% (Cost $8,144,533)	8,144,533

	Total investments (Cost $143,789,406) (100.01%)	164,983,993

	Liabilities in excess of other assets (-0.01%)	(20,165)

	Net assets (100.00%)	$ 164,963,828

(a) Non-income producing.
(b) Illiquid and/or restricted security that has been fair valued.

LLC Limited Liability Company
LP Limited Partnership
PLC Public Limited Company

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are usually valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are usually valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. In the event of an unexpected closing of the primary market or exchange, a security may continue to trade on one or more other markets, and the price as reflected on those other trading venues may be more reflective of the security's value than an earlier price from the primary market or exchange. Accordingly, the Fund may seek to use these additional sources of pricing data or information when prices from the primary market or exchange are unavailable, or are earlier and less representative of current market value. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which market quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Fund's investment manager ("Investment Manager"), in consultation with the Investment Manager's Valuation Committee, under the direction of or pursuant to procedures approved by the Fund's Board of Trustees, called "fair value pricing." Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available or reliable market quotation for the securities existed. These differences in valuation could be material. A security's valuation may differ depending on the method used for determining value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or next trades.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

• Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.

• Level 2 -  observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 - unobservable inputs for the asset or liability including the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets for the security, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs and methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Corporate bonds and notes – The fair value of corporate bonds and notes are normally estimated using various techniques which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most corporate bonds and notes may be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities – Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued with fair value pricing as determined in good faith by the Investment Manager under the direction of or pursuant to procedures approved by the Fund's Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both or similar inputs. Depending on the relative significance of valuation inputs, these instruments may be categorized in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund's assets. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

ASSETS	Level 1	Level 2	Level 3	Total
Investments, at value
Common stocks	$ 146,774,903	$ -	$ 0	$ 146,774,903
Corporate bonds and notes	-	529,747	-	529,747
Reorganization interests	-	-	0	0
Master limited partnerships	4,011,135	-	-	4,011,135
Preferred stocks	5,523,675	-	-	5,523,675
Money market fund	8,144,533	-	-	8,144,533
Total investments, at value	$ 164,454,246	$ 529,747	$ 0	$ 164,983,993

There were no securities transferred from level 1 on December 31, 2016 to level 2 on September 30, 2017.

The following is a reconciliation of level 3 assets including securities valued at zero:

	Common Stocks	Reorganization Interests	Total
Balance at December 31, 2016	$ 0	$ 0	$ 0
Proceeds from sales	-	-	-
Realized gain (loss)	-	-	-
Transfers into (out of) level 3	-	-	-
Change in unrealized appreciation	-	-	-
Balance at September 30,2017	$ 0	$ 0	$ 0
Net change in unrealized depreciation attributable to assets still held as level 3 at September 30, 2017	$ -	$ -	$ -

The Investment Manager, under the direction of the Fund's Board of Trustees, considers various valuation approaches for valuing assets categorized within level 3 of the fair value hierarchy. The factors used in determining the value of such assets may include, but are not limited to: the discount applied due to the private nature of the asset; the type of the security; the size of the asset; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer or analysts; an analysis of the company's or issuer's financial statements; or an evaluation of the forces that influence the issuer and the market in which the asset is purchased and sold. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. The pricing of all fair value assets is normally reported to the Fund's Board of Trustees.

The following table presents additional information about valuation methodologies and inputs used for assets that are measured at fair value and categorized as level 3 as of September 30, 2017:

	Fair Value	Valuation Technique	Unobservable Input	Range
Common stocks
Services – Miscellaneous Repair Services	$ 0	Share of taxable income and comparable exchange offer	Discount rate for lack of marketability	100%
Reorganization interests	$ 0	Cost; last known market value for predecessor securities; estimated recovery on liquidation	Discount rate for lack of marketability	100%

Cost for Federal Income Tax Purposes
As of September 30, 2017, for federal income tax purposes, subject to change, the aggregate cost of securities was $ 143,789,406 and net unrealized appreciation was $21,194,587, comprised of gross unrealized appreciation of $25,476,958 and gross unrealized depreciation of $4,282,371. The aggregate cost of investments for tax purposes will depend upon the Fund's investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations.

Illiquid and Restricted Securities
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be considered illiquid and/or restricted. Such securities have been valued using fair value pricing. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned as of September 30, 2017 were as follows:

	Acquisition Date	Cost	Value
Aquilex Holdings LLC	3/08/12	$ 496,372	$ 0
Penson Technologies LLC	4/09/14	0	0
Total		$ 496,372	$ 0
Percent of net assets		0. 30%	0%

Market and Credit Risks
The Fund may invest in below investment grade fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P") and/or Ba1 or lower by Moody's Investors Service, Inc. ("Moody's"). Investments in these below investment grade securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities. The relative illiquidity of some of these securities may adversely affect the ability of the Fund to dispose of such securities in a timely manner and at a fair price at times when it might be necessary or advantageous for the Fund to liquidate portfolio securities.

Foreign Securities Risk
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political and economic developments which could adversely affect the value of such securities. Moreover, securities of foreign issuers and traded in foreign markets may be less liquid and their prices more volatile than those of U.S. issuers and markets.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as "Brexit." It is expected that the UK will exit the EU within two years, however, the exact timeframe for the UK's exit is unknown. There is still considerable uncertainty relating to the potential consequences of the withdrawal, including how the financial markets will react. In light of the uncertainties surrounding the impact of the Brexit on the broader global economy, the negative impact could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues, which could have an adverse effect on the value of the Fund's investments.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend and Income Fund

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 17, 2017

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 17, 2017

EXHIBIT INDEX

(a)   Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)